Fair Value - Summary of Assets and Liabilities That are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total assets measured at fair value	$ 454,302	$ 379,898	$ 915,634
Liabilities:
Total liabilities measured at fair value	57,944	426,815	2,151,520
Soft Bank Senior Unsecured Notes Warrant [Member]
Liabilities:
Convertible related party liabilities	38,629	279,269	568,877
2020 LC Facility Warrant [Member]
Liabilities:
Convertible related party liabilities	19,315	139,639	284,440
Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock		0	445
IndiaCo Forward Contract Liability [Member] | Other Current Liabilities [Member]
Liabilities:
Other current liabilities — IndiaCo Forward Contract Liability		7,907	1,297,758
Other investment [Member] | Convertible Debt Securities [Member]
Assets:
Other investments — available-for-sale convertible notes	39,275	49,849	5,541
Money market funds and time deposits [Member]
Assets:
Cash equivalents — money market funds and time deposits	415,027	330,049	910,093
Fair Value, Inputs, Level 1 [Member]
Assets:
Total assets measured at fair value	415,027	330,049	910,093
Fair Value, Inputs, Level 1 [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock		0
Fair Value, Inputs, Level 1 [Member] | Money market funds and time deposits [Member]
Assets:
Cash equivalents — money market funds and time deposits	415,027	330,049	910,093
Fair Value, Inputs, Level 2 [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Total assets measured at fair value	39,275	49,849	5,541
Liabilities:
Total liabilities measured at fair value	57,944	426,815	2,151,520
Fair Value, Inputs, Level 3 [Member] | Soft Bank Senior Unsecured Notes Warrant [Member]
Liabilities:
Convertible related party liabilities	38,629	279,269	568,877
Fair Value, Inputs, Level 3 [Member] | 2020 LC Facility Warrant [Member]
Liabilities:
Convertible related party liabilities	19,315	139,639	284,440
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock		0	445
Fair Value, Inputs, Level 3 [Member] | IndiaCo Forward Contract Liability [Member] | Other Current Liabilities [Member]
Liabilities:
Other current liabilities — IndiaCo Forward Contract Liability		7,907	1,297,758
Fair Value, Inputs, Level 3 [Member] | Other investment [Member] | Convertible Debt Securities [Member]
Assets:
Other investments — available-for-sale convertible notes	$ 39,275	$ 49,849	$ 5,541